Accounts Receivable, Net (Tables)	3 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Accounts receivable	$86,384	$71,211
Allowance for credit losses	(26,617)	(25,113)
Accounts receivable, net	$59,767	$46,098

Schedule of Allowance of Credit Losses

The movement of allowance for credit losses for the three months ended March 31, 2025 and 2026 were as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$21,862	$26,617
Additions	1,130	-
Decrease	-	(1,864)
Foreign currency translation	131	360
Balance at the end of the period	$23,123	$25,113